Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON INTERNATIONAL EQUITY FUND

CLASS A SHARES

INSTITUTIONAL SHARES

HUNTINGTON GLOBAL SELECT MARKETS FUND

CLASS A SHARES

INSTITUTIONAL SHARES

SUPPLEMENT DATED SEPTEMBER 29, 2014 TO THE PROSPECTUS DATED

APRIL 30, 2014, AS AMENDED SEPTEMBER 2, 2014

International Equity Fund’s Change in Investment Strategies

Both the International Equity Fund and the Global Select Markets Fund seek total return as each Fund’s investment objective. After the Reorganization, the Global Select Markets Fund will retain its current investment goals and strategies. As a result of the Reorganization, the current investment goals and strategies of the International Equity Fund will change to mirror those of the Global Select Markets Fund. The principal investment strategy of the Global Select Markets Fund, as stated in the Fund’s prospectus dated April 30, 2014, as Amended on September 2, 2014, can be found below. Additional information regarding each Fund’s investment strategies and risks will be included in the Information Statement distributed to shareholders prior the Reorganization and can be found in each Funds’ prospectus and statement of additional information by accessing the Funds’ website at http://www.huntingtonfunds.com/, by contacting your investment professional directly, or by calling The Huntington Funds at 800-253-0412.

Global Select Market Fund’s Principal Investment Strategy

The Fund normally pursues its investment objective by investing in equity and fixed income securities [including real estate investment trusts (“REITs”)] in the United States and in developed and emerging markets throughout the world. The proportions of the Fund’s assets invested in equity and fixed income securities vary based on the Advisor’s interpretation of economic conditions and underlying securities values. The Advisor generally allocates the Fund’s investments across different countries and regions, and, under normal market conditions, the Fund invests significantly (at least 40% — unless market conditions are not deemed favorable by the Advisor, in which case the Fund invests at least 30%) in securities of issuers based outside the United States. The Fund may invest in equity and fixed income securities of issuers of any market capitalization.

The Advisor will employ continuous “top-down” macroeconomic analysis to identify those countries believed to have the best prospects for sustainable growth. A “bottom up” process will then identify securities expected to provide what the Advisor believes will be superior risk-adjusted returns in those countries. By investing in equities and fixed income securities in developed and emerging markets, the Fund seeks to moderate volatility compared to investing solely in emerging market equities. The Fund has no maturity restrictions on the fixed income securities in which it invests.

The Advisor may also use various techniques, such as buying and selling futures contracts and exchange traded funds (“ETFs”), to increase or decrease the Fund’s exposure to changing security prices, interest rates or other factors that affect security values. In addition, in limited circumstances the Advisor may, in order to help the Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies, enter into derivatives contracts in which a foreign currency is an underlying asset. In addition, the Fund may invest up to 20% of its assets in lower quality fixed income securities (also known as “junk bonds”) — for example, securities which at time of purchase are not rated in one of the four highest categories by a U.S. nationally rated statistical rating organization (or, if unrated, are not determined by the Advisor to be of a quality comparable to a security rated within the four highest rating categories).

Advisor’s Expense Limitation Agreement to limit the Total Annual Fund Operating Expenses of the Global Select Markets Fund Effective October 1, 2014

Effective October 1, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Global Select Markets Fund to the extent necessary in order to limit the Global Select Market Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.87% and 1.12% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Effective October 1, 2014, the updated Fee Table for the Global Select Markets Fund with the fee waiver in place will be:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 134 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	1.01%	1.01%
Acquired Fund Fees and Expenses	0.09%	0.09%

Total Annual Fund Operating Expenses	2.10%	2.35%
Fee Waivers and/or Expense Reimbursements(1)	(1.14)%	(1.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.96%	1.21%

(1)
Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.87% and 1.12% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for two years in each period. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$98	$358	$843	$2,182
Class A Shares	$592	$890	$1,402	$2,804

Huntington International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON INTERNATIONAL EQUITY FUND

CLASS A SHARES

INSTITUTIONAL SHARES

SUPPLEMENT DATED SEPTEMBER 29, 2014 TO THE PROSPECTUS DATED

APRIL 30, 2014, AS AMENDED SEPTEMBER 2, 2014

International Equity Fund’s Change in Investment Strategies

Both the International Equity Fund and the Global Select Markets Fund seek total return as each Fund’s investment objective. After the Reorganization, the Global Select Markets Fund will retain its current investment goals and strategies. As a result of the Reorganization, the current investment goals and strategies of the International Equity Fund will change to mirror those of the Global Select Markets Fund. The principal investment strategy of the Global Select Markets Fund, as stated in the Fund’s prospectus dated April 30, 2014, as Amended on September 2, 2014, can be found below. Additional information regarding each Fund’s investment strategies and risks will be included in the Information Statement distributed to shareholders prior the Reorganization and can be found in each Funds’ prospectus and statement of additional information by accessing the Funds’ website at http://www.huntingtonfunds.com/, by contacting your investment professional directly, or by calling The Huntington Funds at 800-253-0412.

Global Select Market Fund’s Principal Investment Strategy

The Fund normally pursues its investment objective by investing in equity and fixed income securities [including real estate investment trusts (“REITs”)] in the United States and in developed and emerging markets throughout the world. The proportions of the Fund’s assets invested in equity and fixed income securities vary based on the Advisor’s interpretation of economic conditions and underlying securities values. The Advisor generally allocates the Fund’s investments across different countries and regions, and, under normal market conditions, the Fund invests significantly (at least 40% — unless market conditions are not deemed favorable by the Advisor, in which case the Fund invests at least 30%) in securities of issuers based outside the United States. The Fund may invest in equity and fixed income securities of issuers of any market capitalization.

The Advisor will employ continuous “top-down” macroeconomic analysis to identify those countries believed to have the best prospects for sustainable growth. A “bottom up” process will then identify securities expected to provide what the Advisor believes will be superior risk-adjusted returns in those countries. By investing in equities and fixed income securities in developed and emerging markets, the Fund seeks to moderate volatility compared to investing solely in emerging market equities. The Fund has no maturity restrictions on the fixed income securities in which it invests.

The Advisor may also use various techniques, such as buying and selling futures contracts and exchange traded funds (“ETFs”), to increase or decrease the Fund’s exposure to changing security prices, interest rates or other factors that affect security values. In addition, in limited circumstances the Advisor may, in order to help the Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies, enter into derivatives contracts in which a foreign currency is an underlying asset. In addition, the Fund may invest up to 20% of its assets in lower quality fixed income securities (also known as “junk bonds”) — for example, securities which at time of purchase are not rated in one of the four highest categories by a U.S. nationally rated statistical rating organization (or, if unrated, are not determined by the Advisor to be of a quality comparable to a security rated within the four highest rating categories).

Huntington Global Select Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON GLOBAL SELECT MARKETS FUND

CLASS A SHARES

INSTITUTIONAL SHARES

SUPPLEMENT DATED SEPTEMBER 29, 2014 TO THE PROSPECTUS DATED

APRIL 30, 2014, AS AMENDED SEPTEMBER 2, 2014

Advisor’s Expense Limitation Agreement to limit the Total Annual Fund Operating Expenses of the Global Select Markets Fund Effective October 1, 2014

Effective October 1, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Global Select Markets Fund to the extent necessary in order to limit the Global Select Market Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.87% and 1.12% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Effective October 1, 2014, the updated Fee Table for the Global Select Markets Fund with the fee waiver in place will be:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 134 of this prospectus and in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Class A Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	1.01%	1.01%
Acquired Fund Fees and Expenses	0.09%	0.09%

Total Annual Fund Operating Expenses	2.10%	2.35%
Fee Waivers and/or Expense Reimbursements(1)	(1.14)%	(1.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.96%	1.21%

(1)
Huntington Asset Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.87% and 1.12% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund’s total annual fund operating expenses to exceed the stated expense caps.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for two years in each period. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$98	$358	$843	$2,182
Class A Shares	$592	$890	$1,402	$2,804